Annual Total Returns[BarChart] - PGIM Government Income Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.40%	3.50%	(2.28%)	5.52%	0.20%	1.74%	2.33%	0.43%	6.32%	6.35%